Accounting Policies - Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of probability weightings of scenarios [line items]
ECL	£ 817	£ 807
Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	801	789
Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	16	18
Upside Two Scenario [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	601	554
Upside One Scenario [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	629	596
Base case scenario [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	667	648
Downside One Scenario [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	861	843
Downside Two Scenario [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	1,726	1,930
Downside [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	23	27
Upside [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	7	8
Base case [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	£ 14	£ 17